Note 27 - Financial Instruments and Risks - Notional and Fair Value Amounts per Instrument and Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Notional value	R$ 3,963,100	R$ 5,251,900
Fair value	3,832,600	4,046,700
Not later than one year [member]
Statement Line Items [Line Items]
Notional value	863,500	2,202,900
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	1,041,700	920,600
Total cost exposure [member]
Statement Line Items [Line Items]
Notional value	11,630,300	11,607,300
Fair value	(144,200)
Total cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	11,588,700
Fair value	(145,300)
Total cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	41,600
Fair value	1,100
Commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	2,100,000	2,411,100
Fair value	(38,000)
Commodity risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	2,058,400
Fair value	(39,100)
Commodity risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	41,600
Fair value	1,100
American dollar risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	9,192,400	8,774,300
Fair value	(144,300)
American dollar risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	9,192,400
Fair value	(144,300)
American dollar risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Euro risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	177,600	152,400
Fair value	(3,000)
Euro risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	177,600
Fair value	(3,000)
Euro risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Mexican Pesos risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	160,300	269,500
Fair value	41,100
Mexican Pesos risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	160,300
Fair value	41,100
Mexican Pesos risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total fixed asset exposure [member]
Statement Line Items [Line Items]
Notional value	816,900	890,000
Fair value	(42,400)
Total fixed asset exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	816,900
Fair value	(42,400)
Total fixed asset exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
American Dollar risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Notional value	816,900	890,000
Fair value	(42,400)
American Dollar risk portion of fixed assets exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	816,900
Fair value	(42,400)
American Dollar risk portion of fixed assets exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total expenses exposure [member]
Statement Line Items [Line Items]
Notional value	262,100	314,000
Fair value	(15,100)
Total expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	262,100
Fair value	(15,100)
Total expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
American Dollar risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Notional value	262,100	311,800
Fair value	(15,100)
American Dollar risk portion of the expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	262,100
Fair value	(15,100)
American Dollar risk portion of the expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total equity exposure [member]
Statement Line Items [Line Items]
Notional value	1,057,800	R$ 1,108,400
Fair value	19,600
Total equity exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	1,057,800
Fair value	19,600
Total equity exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Stock prices risk portion of equity exposure [member]
Statement Line Items [Line Items]
Notional value	1,057,800
Fair value	19,600
Stock prices risk portion of equity exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	1,057,800
Fair value	19,600
Stock prices risk portion of equity exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value
Fair value
Total risk exposures [member]
Statement Line Items [Line Items]
Notional value	13,767,100
Fair value	(182,100)
Total risk exposures [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	13,725,500
Fair value	(183,200)
Total risk exposures [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	41,600
Fair value	R$ 1,100